Investments (Tables)	3 Months Ended
Mar. 31, 2024
Investments [Abstract]
Schedule of Available-For-Sale Securities

The following table presents the Company’s available-for-sale investments included in the condensed consolidated balance sheets

	March 31, 2024
Current assets	Amortized Cost	Unrealized Gain (Loss)	Fair Value
Corporate bonds	$9,900	$78	$9,978
Commercial paper	23,641	199	23,840
U.S. treasuries	35,214	158	35,372
Total	$68,755	$435	$69,190
Long-term assets	Amortized Cost	Unrealized Gain (Loss)	Fair Value
Corporate bonds	$2,900	$30	$2,930
U.S. treasuries	24,666	197	24,863
Total	$27,566	$227	$27,793